Tortoise North American Pipeline Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 83.5%	Shares	Value
Canada Crude Oil Pipelines - 12.6%
Enbridge, Inc.	1,123,024	$59,677,496
Gibson Energy, Inc.	363,216	7,804,597
Pembina Pipeline Corporation	722,671	31,761,392
South Bow Corp.	181,635	5,850,463
		105,093,948

Canada Natural Gas/Natural Gas Liquids Pipelines - 5.2%
AltaGas Ltd.	689,635	23,438,641
Keyera Corp.	508,288	19,399,196
Rockpoint Gas Storage, Inc. - Class A	27,813	578,261
		43,416,098

United States Crude Oil Pipelines - 0.5%
Plains GP Holdings LP	172,579	3,889,931

United States Local Distribution Companies - 14.8%
Atmos Energy Corporation	169,454	31,652,313
Chesapeake Utilities Corporation	52,397	7,124,420
New Jersey Resources Corporation	222,672	12,077,729
NiSource Inc.	683,882	32,347,619
Northwest Natural Holding Co.	91,994	4,879,362
ONE Gas, Inc.	132,977	11,627,509
Southwest Gas Corporation	142,397	12,555,143
Spire Inc.	130,820	11,984,420
		124,248,515

United States Natural Gas Gathering/Processing - 4.6%
Antero Midstream Corp.	739,070	16,614,294
Archrock, Inc.	388,745	13,734,361
Kinetik Holdings, Inc.	100,744	4,582,844
Kodiak Gas Services, Inc.	72,460	3,954,142
		38,885,641

United States Natural Gas/Natural Gas Liquids Pipelines - 45.8%
Cheniere Energy, Inc.	263,597	62,137,721
DT Midstream, Inc.	88,647	12,307,749
Excelerate Energy, Inc. - Class A	20,926	842,272
Kinder Morgan, Inc.	1,993,104	66,310,570
National Fuel Gas Company	200,313	18,234,492
New Fortress Energy, Inc. (a)	271,234	295,645
ONEOK, Inc.	652,582	54,014,212
Targa Resources Corp.	154,036	36,321,689
TC Energy Corp.	986,138	63,477,703
The Williams Companies, Inc.	875,969	65,452,404
Venture Global, Inc. - Class A	418,213	4,052,484
		383,446,941
TOTAL COMMON STOCKS (Cost $467,748,069)		698,981,074

MASTER LIMITED PARTNERSHIPS - 15.6%	Units	Value
United States Crude Oil Pipelines - 1.3%
Delek Logistics Partners LP	16,323	847,653
Genesis Energy LP	97,162	1,754,746
Plains All American Pipeline LP	406,110	8,491,760
		11,094,159

United States Natural Gas Gathering/Processing - 1.8%
Hess Midstream LP - Class A	112,823	4,363,994
USA Compression Partners LP	65,261	1,782,930
Western Midstream Partners LP	206,384	8,583,511
		14,730,435

United States Natural Gas/Natural Gas Liquids Pipelines - 8.0%
Cheniere Energy Partners LP	40,097	2,457,946
Energy Transfer LP	1,718,204	32,370,963
Enterprise Products Partners LP	877,519	31,713,537
		66,542,446

United States Refined Product Pipelines - 4.5%
CrossAmerica Partners LP	15,928	321,427
Global Partners LP	26,061	1,224,346
MPLX LP	512,507	30,207,162
Sunoco LP	94,109	6,003,213
		37,756,148
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $78,009,606)		130,123,188

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	6,908,040	6,908,040
TOTAL MONEY MARKET FUNDS (Cost $6,908,040)		6,908,040

TOTAL INVESTMENTS - 99.9% (Cost $552,665,715)		836,012,302
Other Assets in Excess of Liabilities - 0.1%		775,646
TOTAL NET ASSETS - 100.0%		$836,787,948

Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise North American Pipeline Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$698,981,074	$–	$–	$698,981,074
Master Limited Partnerships	130,123,188	–	–	130,123,188
Money Market Funds	6,908,040	–	–	6,908,040
Total Investments	$836,012,302	$–	$–	$836,012,302

Refer to the Schedule of Investments for further disaggregation of investment categories.